CAPITAL STOCK AND REVERSE STOCK SPLIT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
SUMMARY OF WARRANTS ACTIVITY

A summary of activity during the nine months ended September 30, 2021 follows:

	Warrants Outstanding
		Weighted Average
	Shares	Exercise Price
Outstanding, December 31, 2020	50,000	$20.00
Granted	213,164	7.29
Reset feature	-	-
Exercised	(9,030)	5.80
Forfeited/canceled	-	-
Outstanding, September 30, 2021	254,134	$9.84

A summary of activity during the period ended December 31, 2020 follows:

	Warrants Outstanding
		Weighted Average
	Shares	Exercise Price
Outstanding, December 31, 2018	34	$6.00
Granted	275	3.73
Reset feature	628	1.30
Exercised	-	-
Forfeited/canceled	-	-
Outstanding, December 31, 2019	937	$982.80
Granted	50,165	28.40
Reset feature	183,352	10.20
Exercised	(19,329)	10.20
Forfeited/canceled	(165,125)	6.40
Outstanding, December 31, 2020	50,000	$20.00

SCHEDULE OF OUTSTANDING AND EXERCISABLE WARRANTS

The following table summarizes information relating to outstanding and exercisable warrants as of September 30, 2021:

Warrants Outstanding			Warrants Exercisable
	Weighted Average Remaining	Weighted
Number of Shares	Contractual life (in years)	Average Exercise Price	Number of Shares	Weighted Average Exercise Price
50,000	4.20	$20.00	-	$-
55,467	4.56	$15.00	-	$-
125,334	4.82	$4.50	-	$-
23,333	5.00	$4.50	-	$-

The following table summarizes information relating to outstanding and exercisable warrants as of December 31, 2020:

Warrants Outstanding			Warrants Exercisable
Number of	Weighted Average Remaining Contractual life	Weighted Average	Number of	Weighted Average
Shares	(in years)	Exercise Price	Shares	Exercise Price
50,000	4.95	$20	50,000	$20